Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

April 30, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. File Nos. 333-155715; 811-21516

Ladies and Gentlemen,

On behalf of UBS Multi-Strat Fund, L.L.C. (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission") is Post-Effective Amendment No. 2 (the "Amendment") to the Fund's Registration Statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended (also constituting Amendment No. 15 to the Fund's Registration Statement under the Investment Company Act of 1940, as amended).

The Amendment is marked to show changes made in response to comments of the staff (the "Staff") of the Commission, provided by Mr. Brion R. Thompson of the Staff to Gary L. Granik by telephone on March 23, 2010, relating to Post-Effective Amendment No. 1 to the Fund's Registration Statement, which was filed with the Commission on February 22, 2010.  Set forth below are the Staff's comments and our responses thereto.  For the convenience of the Staff, the comments have been repeated in the headings below.  The Fund's response follows each heading.

Statement of Additional Information

Directors

Comment 1.     As set out in new Item 18.5 of Form N-2, please disclose the extent of the board's role in the risk oversight of the Registrant, such as how the board administers its oversight function, and the effect that this has on the board's leadership structure in the section entitled, "Board Composition and Leadership Structure."

Response 1.    We wish to refer you to the immediately preceding paragraph captioned "Directors—Board's Oversight Role in Management."  While we believe that this paragraph contains disclosure that appropriately responds to new Item 18.5, we have revised the language slightly to more directly focus on risk management.

Comment 2.     In connection with new Item 18.17 of Form N-2, additional disclosure tying the Directors' educational, financial, professional and other qualities to the Directors' qualifications to serve as directors is suggested.

Response 2.    We have revised the section entitled, "Directors—Information About Each Director's Experience, Qualifications, Attributes and Skills," by adding a conclusory paragraph following the biography of Mr. Stephen H. Penman that reads as follows:

The Board believes that the foregoing specific experiences, qualifications, attributes and skills of each Director have prepared them to be effective Directors.  The Board also believes that such qualities demonstrate that its members have the ability to exercise effective business judgment in the performance of their duties.

______________________

In addition to the foregoing changes, the Amendment includes the Fund's audited financial statements for the fiscal year ended December 31, 2009 and summary financial highlights derived therefrom.  A consent from the Fund's auditor, Ernst & Young LLP, is included as an exhibit to the Amendment.  The Amendment also includes certain other updating of Fund financial information and numerical data.

Please be advised that concurrent with the filing of the Amendment, the following additional items are being submitted:

1.	A separate letter from the Fund in which the Fund acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

2.	Requests on behalf of the Fund and UBS Financial Services Inc. seeking acceleration of the effectiveness of the Amendment to May 4, 2010, or as soon thereafter as practicable.

*     *     *     *     *     *     *     *

We hope the Staff finds this letter and the revisions in the Registration Statement responsive to the Staff's comments.  Please direct any comments or questions to Gary L. Granik at 212.806.5790 (ggranik@stroock.com).

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik

cc:  Brad A. Green

UBS MULTI-STRAT FUND, L.L.C.
C/O UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 30, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Mr. Brion R. Thompson

Re:          UBS Multi-Strat Fund, L.L.C. (the "Fund")
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Fund hereby requests acceleration of the effective date of the above-referenced Amendment to the Registration Statement on Form N-2, to May 4, 2010 or as soon thereafter as practicable.

Very truly yours,

UBS MULTI-STRAT FUND, L.L.C.

By:           /s/Robert F. Aufenanger
Name:  Robert F. Aufenanger
Title:    Authorized Person

UBS FINANCIAL SERVICES INC.
1285 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK  10019

April 30, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
Attention:  Mr. Brion R. Thompson

Re:          UBS Multi-Strat Fund, L.L.C. (the "Fund")
Post-Effective Amendment No. 2 to Form N-2 Registration Statement
(File Nos. 333-155715, 811-21516)

Ladies and Gentlemen:

Pursuant to Rule 461 under the Securities Act of 1933, as amended, UBS Financial Services Inc., as underwriter, hereby joins the Fund in requesting that the effective date of the above-referenced Registration Statement be accelerated so that it will be declared effective on May 4, 2010, or as soon thereafter as practicable.

Securities of the Fund are being sold on a best efforts basis.  No preliminary prospectuses have been or will be distributed before the date of effectiveness of the Fund's Registration Statement.  Prospective investors will receive final prospectuses.

UBS FINANCIAL SERVICES INC.

By: /s/Robert F. Aufenanger
      Name: Robert F. Aufenanger
      Title:   Authorized Person

UBS MULTI-STRAT FUND, L.L.C.
c/o UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York  10019
April 30, 2010
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C. (the "Fund") File Nos. 333-155715, 811-21516

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), and in connection with a request for acceleration by the Fund of post-effective Amendment No. 2 to its registration statement on Form N-2, File No. 333-155715, the undersigned Fund acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing;  and

•	the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

UBS Multi-Strat Fund, L.L.C.

By:  /s/Robert F. Aufenanger
        Robert F. Aufenanger
        Authorized Signatory